Financial Risk Management - Summary of Notional Amounts and Estimated Fair Values of Financial Instruments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 Forward Foreign Exchange Contracts [Member] USD ($)	Dec. 31, 2014 Forward Foreign Exchange Contracts [Member] EUR (€)	Dec. 31, 2014 Forward Foreign Exchange Contracts [Member] JPY (¥)	Dec. 31, 2014 Forward Foreign Exchange Contracts [Member] TWD	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] USD ($)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] EUR (€)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] JPY (¥)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] TWD	Dec. 31, 2014 Interest Rate Swaps [Member] EUR (€)	Dec. 31, 2013 Interest Rate Swaps [Member] EUR (€)
Derivative [Line Items]
Financial instruments, Notional amount			$ 958,000	€ 1,219,894	¥ 44,800,000	6,200,000	$ 1,144,000	€ 986,986	¥ 2,200,000	2,700,000	€ 1,013,053	€ 1,013,053
Forward foreign exchange contracts, Fair Value				(52,319)				8,583
Interest rate swaps, Fair Value	€ 138,367	€ 51,385